Share-based Compensation - Narrative (Details) - USD ($)		1 Months Ended					3 Months Ended
	Apr. 01, 2026	Mar. 31, 2026	Sep. 30, 2024	Aug. 31, 2024	Oct. 31, 2023	Aug. 31, 2023	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment arrangement amount capitalized							$ 2,000,000.0	$ 0
Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation							$ 3,621,900,000
Unrecognized share-based compensation, recognition period							1 year 7 months 6 days
Shares authorized (in shares)						20,500,000
Annual increase in shares authorized						2.00%
Aggregate increased ordinary shares (in shares)	13,821,271
Restricted Stock Units (RSUs) | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period							3 years
Restricted Stock Units (RSUs) | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period							4 years
Restricted Stock Units (RSUs) | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation							$ 100,000
Unrecognized share-based compensation, recognition period							1 month 6 days
Performance share units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting							100.00%
Performance share units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award allocation percent		125.00%
Performance share units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award allocation percent		200.00%
Performance share units | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Granted (in shares)							425,000
Performance Shares, Time Based | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period					1 year
Performance Shares, Continuous Service And Relative TSR
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period							3 years
Performance Shares, Continuous Service And Relative TSR | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting							0.00%
Performance Shares, Continuous Service And Relative TSR | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting							200.00%
Performance Shares, Continuous Service And Relative TSR | Omnibus Incentive Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting					0.00%
Performance Shares, Continuous Service And Relative TSR | Omnibus Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting					200.00%
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation							$ 5,200,000
Share based compensation arrangement maximum employee subscription rate			10.00%
Maximum employee subscription amount			$ 25,000
Discount percent			15.00%
Shares issued in period (in shares)							700,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Employee Stock Purchase Plan, Shares Issued, Reduction To Incentive Plan				1
Employee Stock | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Duration of each purchase period under the ESPP				6 months
Employee Stock | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Duration of each purchase period under the ESPP				24 months